Eaton Vance Multisector Income Fund

EATON VANCE MULTISECTOR INCOME FUND

Supplement to Prospectus dated March 1, 2016

The following replaces the table and first footnote in “Performance” under “Fund Summary”:

Average Annual Total Return as of December 31, 2015	One Year	Life of Fund
Class A Return Before Taxes	-21.14%	-3.52%
Class A Return After Taxes on Distributions	-22.14%	-4.78%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	-11.69%	-3.05%
Class C Return Before Taxes	-18.70%	-2.49%
Class I Return Before Taxes	-17.01%	-1.63%
Class R Return Before Taxes	-17.48%	-1.97%
Class R6 Return Before Taxes	-16.94%	-1.60%
Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	0.15%	1.52%
Blended Index (reflects no deduction for fees, expenses or taxes)*	-1.50%	1.44%

* The blended Index consists of 65% Barclays U.S. Government/Credit Bond Index and 35% BofA Merrill Lynch U.S. High Yield Index.

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Class A and Class I commenced operations on January 31, 2013.  The Class C performance shown above for the period prior to August 20, 2013 (commencement of operations) is the performance of Class A shares adjusted for the sales charge that applies to Class C shares but not adjusted for any other differences in the expenses of the two classes. The Class R performance shown above for the period prior to November 12, 2014 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. The Class R6 performance shown above for the period prior to November 12, 2014 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences, returns would be different.  Investors cannot invest directly in an Index.

July 18, 2016	22556 7.18.16

Average Annual Total Returns - Eaton Vance Multisector Income Fund		One Year	Life of Fund
Class A		(21.14%)	(3.52%)
Class A | After Taxes on Distributions		(22.14%)	(4.78%)
Class A | After Taxes on Distributions and Sales		(11.69%)	(3.05%)
Class C		(18.70%)	(2.49%)
Class I		(17.01%)	(1.63%)
Class R		(17.48%)	(1.97%)
Class R6		(16.94%)	(1.60%)
Barclays U.S. Government/Credit Bond Index		0.15%	1.52%
Blended Index	[1]	(1.50%)	1.44%
[1]	The blended Index consists of 65% Barclays U.S. Government/Credit Bond Index and 35% BofA Merrill Lynch U.S. High Yield Index.

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Class A and Class I commenced operations on January 31, 2013.  The Class C performance shown above for the period prior to August 20, 2013 (commencement of operations) is the performance of Class A shares adjusted for the sales charge that applies to Class C shares but not adjusted for any other differences in the expenses of the two classes. The Class R performance shown above for the period prior to November 12, 2014 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. The Class R6 performance shown above for the period prior to November 12, 2014 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes.  If adjusted for such differences, returns would be different.  Investors cannot invest directly in an Index.